EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 - Schedule 2

Client Name:
Client Project Name:	EFMT 2025-INV4
Start - End Dates:	5/14/2025 - 6/27/2025
Deal Loan Count:	4

Conditions Report 2.0

Loans in Report:	4
Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
2051887	XXXX	NJ	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Assets	Satisfied	D	A	D	A	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	No	A large deposit of $XXX on XXX on XXX bank account ending in #XXX and the $XXX EMD were not sourced.	Source of deposit provided to cure.	Satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  9 months reserves

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  620 credit score required with a LTV up to 70% and loan amount up to $1,500,000.  Borrower has a 640 credit score.

2051887	XXXX	NJ	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	No	Guides indicate if there are no open and active mortgages reporting on the credit a pre-approval will be required. In this case, the borrower is living rent free with no open mortgages.	The file includes a waiver dated XXX for this issue.	Waived	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  9 months reserves

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  620 credit score required with a LTV up to 70% and loan amount up to $1,500,000.  Borrower has a 640 credit score.

2051887	XXXX	NJ	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Credit/Mtg History	Waived	B	B	B	B	CRDCRMH150	Tradelines do not meet guidelines	No	Guides indicate each borrower must have 2 tradelines with activity in the last 24 months. An exception approval was placed in the loan file for the borrower's tradelines and a 12 month rating. The borrower has 2 tradelines with 6 and 13 months reviewed. The file includes a waiver for the insufficient tradelines dated XXX.	Client Approved Exception. Copy dated XXX in loan file.	Waived	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  9 months reserves

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  620 credit score required with a LTV up to 70% and loan amount up to $1,500,000.  Borrower has a 640 credit score.

2051887	XXXX	NJ	(No Data)	ATR/QM: Exempt	D	B	D	B	A	A	A	A	D	B	D	B	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL4033	Missing Legal Document(s)	No	The Warranty Deed is missing from the loan file.	Warranty Deed provided to cure	Satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  9 months reserves

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  620 credit score required with a LTV up to 70% and loan amount up to $1,500,000.  Borrower has a 640 credit score.

2051899	XXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The Fico score of 757 exceeds the minimum of 660.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrower has 44.33 months of reserves

2051900	XXXX	CA	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Terms/Guidelines	Waived	B	B	B	B	CRDTER4631	Loan parameters do not meet guidelines	No	The file contains an exception allowing to use 20% above the market rent (lower than lease) since 3 months of the higher rent was provided in the file.	The waiver is dated XXX	Waived	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 66.67% is less than the max of 70%

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico score of 682 exceeds the minimum requirement of 660

2058683	XXXX	FL	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Insurance	Satisfied	C	A	C	A	CRDINSR289	Insufficient Hazard Insurance Coverage	No	The hazard insurance policy in file has insufficient coverage and No RCE was in file. The dwelling coverage is $XXX and the estimate cost new on the appraisal is $XXX	(No Data)	RCE provided to cure.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrower has 20 months of reserves.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico score of 733 exceeds the minimum of 700

2058683	XXXX	FL	(No Data)	ATR/QM: Exempt	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	Credit	Terms/Guidelines	Satisfied	C	A	C	A	CRDTER4238	Business entity does not meet guidelines	No	The subject is vested in XXX. The file was missing the tax id and certificate of formation/articles of organization for the company.	(No Data)	LLC docs provided to cure.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  The borrower has 20 months of reserves.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Fico score of 733 exceeds the minimum of 700